DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Additional Information (Details)	12 Months Ended
Feb. 02, 2018
Foreign Exchange Forward | Designated as cash flow hedging instruments
Derivative [Line Items]
Term of derivative contract	12 months
Foreign Exchange Forward, Monetary Assets and Liabilities | Non-designated as hedging instruments
Derivative [Line Items]
Term of derivative contract	3 months
Foreign Exchange Forward, Monetary Assets and Liabilities | Non-designated as hedging instruments | Financing Receivables
Derivative [Line Items]
Term of derivative contract	3 years
Interest Rate Swap | Non-designated as hedging instruments
Derivative [Line Items]
Term of derivative contract	3 years
Interest Rate Swap | Non-designated as hedging instruments | DFS Debt
Derivative [Line Items]
Term of derivative contract	3 years
Cross Currency Interest Rate Contract | Non-designated as hedging instruments
Derivative [Line Items]
Term of derivative contract	5 years